Securitizations and Variable Interest Entities - Type and carrying value of financial assets (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Liabilities [Abstract]
Borrowings	¥ 14,407,706	¥ 13,373,678
Transferred to SPEs [Member]
Assets [Abstract]
Japanese government securities	1,000	1,000
Loans for trading purposes	155,000	66,000
Loans receivable	397,000	481,000
Total	553,000	548,000
Liabilities [Abstract]
Borrowings	¥ 553,000	¥ 548,000